FINANCING RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2017
FINANCING RECEIVABLES
Financing receivables, net of allowances for credit losses, including residual values

($ in millions)

At December 31:	2017	2016
Current
Net investment in sales-type and direct financing leases	$2,900	$2,909
Commercial financing receivables	11,596	9,706
Client loan and installment payment receivables (loans)	7,226	6,390

Total	$21,721	$19,006

Noncurrent
Net investment in sales-type and direct financing leases	$4,320	$3,950
Client loan and installment payment receivables (loans)	5,230	5,071

Total	$9,550	$9,021

Schedule of financing receivables and allowance for credit losses by portfolio segment

($ in millions)

At December 31, 2017:	Americas	EMEA	Asia Pacific	Total
Financing receivables
Lease receivables	$3,911	$1,349	$1,333	$6,593
Loan receivables	6,715	3,597	2,354	12,667
Ending balance	$10,626	$4,946	$3,687	$19,259
Collectively evaluated for impairment	$10,497	$4,889	$3,604	$18,990
Individually evaluated for impairment	$129	$57	$83	$269
Allowance for credit losses
Beginning balance at January 1, 2017
Lease receivables	$54	$4	$76	$133
Loan receivables	169	18	89	276

Total	$223	$22	$165	$410

Write-offs	(51)	(1)	(85)	(137)
Recoveries	1	1	0	2
Provision	(8)	29	(4)	16
Other	7	11	6	24
Ending balance at December 31, 2017	$172	$61	$82	$314
Lease receivables	$63	$9	$31	$103
Loan receivables	$108	$52	$51	$211
Collectively evaluated for impairment	$43	$15	$6	$64
Individually evaluated for impairment	$128	$46	$76	$250

($ in millions)

At December 31, 2016:	Americas	EMEA	Asia Pacific	Total
Financing receivables
Lease receivables	$3,830	$1,171	$1,335	$6,336
Loan receivables	6,185	3,309	2,243	11,737
Ending balance	$10,015	$4,480	$3,578	$18,073
Collectively evaluated for impairment	$9,847	$4,460	$3,419	$17,726
Individually evaluated for impairment	$168	$20	$159	$347
Allowance for credit losses
Beginning balance at January 1, 2016
Lease receivables	$52	$17	$143	$213
Loan receivables	122	55	200	377

Total	$175	$72	$343	$590

Write-offs	(36)	(48)	(154)	(237)
Recoveries	2	0	0	2
Provision	65	(1)	(6)	58
Other	17	(1)	(18)	(3)
Ending balance at December 31, 2016	$223	$22	$165	$410
Lease receivables	$54	$4	$76	$133
Loan receivables	$169	$18	$89	$276
Collectively evaluated for impairment	$62	$13	$15	$90
Individually evaluated for impairment	$161	$9	$150	$320

Schedule of recorded investment in financing receivables which are on non-accrual status

($ in millions)

At December 31:	2017	2016
Americas	$22	$23
EMEA	14	2
Asia Pacific	3	14

Total lease receivables	$38	$40

Americas	$71	$128
EMEA	59	5
Asia Pacific	9	12

Total loan receivables	$138	$145

Total receivables	$177	$185

Schedule of impaired client loan and lease receivables

($ in millions)

	Recorded	Related
At December 31, 2017:	Investment	Allowance
Americas	$129	$128
EMEA	57	46
Asia Pacific	83	76

Total	$269	$250

($ in millions)

	Recorded	Related
At December 31, 2016:	Investment	Allowance
Americas	$168	$161
EMEA	20	9
Asia Pacific	159	150

Total	$347	$320

($ in millions)

			Interest
			Income
	Average	Interest	Recognized
For the year ended	Recorded	Income	on Cash
December 31, 2017:	Investment	Recognized	Basis
Americas	$158	$0	$—
EMEA	33	0	—
Asia Pacific	122	0	—

Total	$312	$0	$—

($ in millions)

			Interest
			Income
	Average	Interest	Recognized
For the year ended	Recorded	Income	on Cash
December 31, 2016:	Investment	Recognized	Basis
Americas	$160	$0	$—
EMEA	56	0	—
Asia Pacific	290	0	—

Total	$505	$0	$—

Schedule of net recorded investment by credit quality indicator

Lease Receivables

($ in millions)

At December 31, 2017:	Americas	EMEA	Asia Pacific
Credit rating
Aaa–Aa3	$422	$49	$68
A1–A3	855	190	544
Baa1–Baa3	980	371	337
Ba1–Ba2	730	448	184
Ba3–B1	443	192	89
B2–B3	367	77	64
Caa–D	51	13	18

Total	$3,847	$1,340	$1,302

Loan Receivables

($ in millions)

At December 31, 2017:	Americas	EMEA	Asia Pacific
Credit rating
Aaa–Aa3	$724	$129	$120
A1–A3	1,469	502	961
Baa1–Baa3	1,683	982	596
Ba1–Ba2	1,253	1,186	325
Ba3–B1	760	508	157
B2–B3	630	204	113
Caa–D	88	34	31

Total	$6,607	$3,545	$2,303

Lease Receivables

($ in millions)

At December 31, 2016:	Americas	EMEA	Asia Pacific
Credit rating
Aaa–Aa3	$447	$51	$53
A1–A3	782	113	486
Baa1–Baa3	772	366	330
Ba1–Ba2	822	350	185
Ba3–B1	574	208	106
B2–B3	297	71	84
Caa–D	83	9	15

Total	$3,776	$1,167	$1,259

Loan Receivables

($ in millions)

At December 31, 2016:	Americas	EMEA	Asia Pacific
Credit rating
Aaa–Aa3	$712	$143	$90
A1–A3	1,246	318	832
Baa1–Baa3	1,230	1,032	565
Ba1–Ba2	1,309	987	316
Ba3–B1	914	585	182
B2–B3	472	201	143
Caa–D	133	25	25

Total	$6,016	$3,291	$2,154

Schedule of past due financing receivables

($ in millions)

		Fully	<90 Days		Recorded
	Total	Reserved	or Unbilled	Total	Investment
	Past Due	Financing	Financing	Financing	>90 Days and
At December 31, 2017:	>90 Days (1)	Receivables	Receivables	Receivables	Accruing(2)
Americas	$30	$29	$3,852	$3,911	$197
EMEA	3	5	1,340	1,349	5
Asia Pacific	5	28	1,301	1,333	23

Total lease receivables	$37	$62	$6,493	$6,593	$225

Americas	$39	$96	$6,581	$6,715	$254
EMEA	12	35	3,551	3,597	17
Asia Pacific	3	46	2,305	2,354	12

Total loan receivables	$53	$176	$12,437	$12,667	$283

Total	$91	$239	$18,930	$19,259	$508

(1)	Only the portion of a financing receivable which is greater than 90 days past due, excluding amounts that are fully reserved.
(2)	At a contract level, which includes total billed and unbilled amounts for aged financing receivables greater than 90 days.

($ in millions)

		Fully	<90 Days		Recorded
	Total	Reserved	or Unbilled	Total	Investment
	Past Due	Financing	Financing	Financing	>90 Days and
At December 31, 2016:	>90 Days(1)	Receivables	Receivables	Receivables	Accruing(2)
Americas	$17	$20	$3,793	$3,830	$66
EMEA	2	10	1,159	1,171	6
Asia Pacific	12	59	1,264	1,335	40
Total lease receivables	$31	$89	$6,216	$6,336	$111

Americas	$19	$90	$6,075	$6,185	$80
EMEA	5	5	3,299	3,309	15
Asia Pacific	6	87	2,150	2,243	46

Total loan receivables	$31	$182	$11,524	$11,737	$141

Total	$62	$271	$17,740	$18,073	$253

(1)	Only the portion of a financing receivable which is greater than 90 days past due, excluding amounts that are fully reserved.
(2)	At a contract level, which includes total billed and unbilled amounts for aged financing receivables greater than 90 days.